Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

10 Intangible assets

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Cost
At 1 January 2018	42,913	2,636	1,911	47,460
Additions – separately acquired	476	–	37	513
Transferred to assets held for sale (Note 18)	(2,486)	–	–	(2,486)
Disposals	(630)	–	(16)	(646)
Exchange and other adjustments	(1,137)	(110)	(93)	(1,340)
At 31 December 2018	39,136	2,526	1,839	43,501
Additions – separately acquired	1,835	99	67	2,001
Disposals	(35)	–	(151)	(186)
Exchange and other adjustments	(282)	24	26	(232)
At 31 December 2019	40,654	2,649	1,781	45,084
Additions – separately acquired	1,454	2	136	1,592
Disposals	(970)	(66)	(636)	(1,672)
Exchange and other adjustments	1,539	57	7	1,603
At 31 December 2020	42,677	2,642	1,288	46,607
Amortisation and impairment losses
At 1 January 2018	17,658	2,004	1,610	21,272
Amortisation for year	2,016	69	80	2,165
Impairment charges	711	–	–	711
Impairment reversals	(28)	–	–	(28)
Transferred to assets held for sale (Note 18)	(1,504)	–	–	(1,504)
Disposals	(294)	–	(13)	(307)
Exchange and other adjustments	(652)	(38)	(77)	(767)
At 31 December 2018	17,907	2,035	1,600	21,542
Amortisation for year	1,808	52	68	1,928
Impairment charges	1,034	–	2	1,036
Impairment reversals	(3)	–	–	(3)
Disposals	(29)	–	(147)	(176)
Exchange and other adjustments	(112)	10	26	(76)
At 31 December 2019	20,605	2,097	1,549	24,251
Amortisation for year	1,872	59	61	1,992
Impairment charges	405	–	–	405
Impairment reversals	(165)	–	–	(165)
Disposals	(899)	(66)	(636)	(1,601)
Exchange and other adjustments	746	38	(6)	778
At 31 December 2020	22,564	2,128	968	25,660
Net book value
At 31 December 2018	21,229	491	239	21,959
At 31 December 2019	20,049	552	232	20,833
At 31 December 2020	20,113	514	320	20,947

Other intangibles consist mainly of research and device technologies.

Included within Additions − separately acquired are amounts of $835m (2019: $1,093m; 2018: $211m), relating to deferred payments and other non-cash consideration for the acquisition of Product, marketing and distribution rights, which are not reflected in the current year Consolidated Statement of Cash Flows. Disposals include amounts related to fully depreciated assets that are no longer in use by the Group.

Amortisation charges are recognised in profit as follows:

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2018
Cost of sales	187	–	–	187
Research and development expense	–	33	–	33
Selling, general and administrative costs	1,829	32	80	1,941
Other operating income and expense	–	4	–	4
Total	2,016	69	80	2,165
Year ended 31 December 2019
Cost of sales	87	–	–	87
Research and development expense	–	29	–	29
Selling, general and administrative costs	1,721	19	68	1,808
Other operating income and expense	–	4	–	4
Total	1,808	52	68	1,928
Year ended 31 December 2020
Cost of sales	66	–	–	66
Research and development expense	–	29	–	29
Selling, general and administrative costs	1,806	28	61	1,895
Other operating income and expense	–	2	–	2
Total	1,872	59	61	1,992

Net impairment charges/(reversals) are recognised in profit as follows:

	Product,		Software
	marketing and	Other	development
	distribution rights	intangibles	costs	Total
	$m	$m	$m	$m
Year ended 31 December 2018
Research and development expense	539	–	–	539
Selling, general and administrative costs	144	–	–	144
Total	683	–	–	683
Year ended 31 December 2019
Research and development expense	609	–	–	609
Selling, general and administrative costs	425	–	2	427
Other operating income and expense	(3)	–	–	(3)
Total	1,031	–	2	1,033
Year ended 31 December 2020
Research and development expense	55	–	–	55
Selling, general and administrative costs	185	–	–	185
Total	240	–	–	240

Impairment charges and reversals

Intangible assets under development and not available for use are tested annually for impairment and other intangible assets are tested when there is an indication of impairment loss or reversal.  Where testing is required, the recoverable amount of the assets is estimated in order to determine the extent of the impairment loss or reversal. Where it is not possible to estimate the recoverable amount of an individual asset, the Group estimates the recoverable amount of the Cash Generating Unit (CGU) to which it belongs. The Group considers that as the intangible assets are linked to individual products and that product cash flows are considered to be largely independent of other product cash flows, the CGU for intangibles is at the product level. Group level budgets and forecasts include forecast capital investment and operational impacts related to sustainability projects, and form the basis for the value in use models used for impairment testing.

An asset’s recoverable amount is determined as the higher of an asset’s or CGU’s fair value less costs to sell or value in use, in both cases using discounted cash flow calculations where the assets’ expected post-tax cash flows are risk-adjusted over their estimated remaining period of expected economic benefit.  Where the value in use approach is used, the risk-adjusted cash flows are discounted using AstraZeneca’s post-tax weighted average cost of capital (7% for 2020, 2019 and 2018), with reference to comparable companies.  There is no material difference in the approach taken to using pre-tax cash flows and a pre-tax rate compared to post-tax cash flows and a post-tax rate, as required by IAS 36. Where fair value less costs to sell is used to determine recoverable value, the discount rate is assessed with reference to a market participant; this is not usually materially different to the AstraZeneca post-tax weighted average cost of capital rate of 7%.

The estimates used in calculating the recoverable amount are considered significant estimates, highly sensitive and depend on assumptions specific to the nature of the Group’s activities including:

>	outcome of R&D activities
>	probability of technical and regulatory success
>	market volume, share and pricing (to derive peak year sales)
>	amount and timing of projected future cash flows
>	sales erosion curves following patent expiry.

For assets held at fair value less costs to sell, we make appropriate adjustments to reflect market participant assessments.

In 2020, the Group recorded impairment charges of $350m in respect of launched products, including Duaklir  ($200m, revised carrying amount of $210m) under fair value less costs to sell,  Bydureon  ($102m, revised carrying amount of $581m) under value in use model, and other launched products totalling $48m.  The fair value less costs to sell valuation model for Duaklir is based on discounted cash flows, and is categorised at Level 3 in the fair value hierarchy. Key assumptions in this model are forecast future revenue and costs of production.  As these assets have been impaired in the current year, there is limited headroom in the recoverable amount calculation and they are inherently sensitive to any changes in assumptions, which could give rise to future impairments.

Impairment charges recorded against products in development totalled $55m.

In 2019, the Group recorded impairment charges of $425m in respect of launched products Bydureon ($154m, revised carrying amount of $747m) under value in use model, Qtern  ($89m, revised carrying amount of $233m) under value in use model, Eklira/Tudorza ($84m, revised carrying amount of $192m) under value in use model, FluMist  ($52m, revised carrying amount of $172m) under fair value less costs to sell and $46m relating to other launched products. Impairment charges recorded against products in development related to Epanova  ($533m) and other intangible assets ($76m).

In 2018, the Group recorded impairment charges of $144m in respect of launched products Eklira/Tudorza  ($114m, revised carrying value of $396m) and Movantik  ($30m, revised carrying value of $59m). Impairment charges recorded against products in development related to MEDI0680 ($470m) and other intangible assets ($95m).

The impairments recorded on launched products were a consequence of revised market volume, share and price assumptions. Impairments recorded on products in development were a consequence of failed or poor performing trials, with the individual assets being fully impaired.

The Group has performed an assessment on assets which have had impairments recorded in previous periods to determine if any reversals of impairments were required. Impairment reversals of $165m were recorded in 2020 in respect of launched products, including FluMist  ($147m, revised carrying amount of $300m, driven by expanded vaccination efforts increasing global demand), and other launched products of $18m.

No  impairment reversals were recorded against products in development in 2020 (2019: $3m; 2018: $28m).

Sensitivities

When launched products, such as the ones detailed above, are partially impaired, the carrying values of these assets in future periods are particularly sensitive to changes in forecast assumptions, including those assumptions set out above, as the asset is impaired down to its recoverable amount.

Assets that are particularly sensitive to variations in valuation assumptions include Ardea (carrying value of $1,172m) and Bydureon (carrying value of $581m). The Ardea valuation is particularly sensitive to variations in the probability of technical and regulatory success (PTRS) assumptions. Sensitivities performed at the year end on the Ardea asset included reducing the PTRS by five percentage points. Applying this sensitivity would result in an impairment charge against the Ardea intangible asset of approximately $140m. If revenue projections for Bydureon were to fall by 15% over the forecast period, this would result in a further impairment charge of approximately $110m.

Were the useful economic lives to be adjusted to reduce them all by one year, the net book value would be reduced by $526m. If  the useful economic lives were to be extended by one year, the net book value would increase by $275m.

Significant assets

	Carrying value	Remaining amortisation
	$m	period
Intangible assets arising from the acquisition of Acerta Pharma	5,781	12 years
Intangible assets arising from the acquisition of ZS Pharma	2,746	11 years
Enhertu intangible assets acquired from Daiichi Sankyo	1,651	13 years
Intangible assets arising from the acquisition of Ardea[1]	1,172	Not amortised
Other intangible assets acquired from Daiichi Sankyo[1]	1,060	Not amortised
Farxiga/Forxiga intangible assets acquired from BMS	952	6 years
Intangible assets arising from the restructuring of a historical joint venture with MSD	797	1 to 9 years
Intangible assets arising from the acquisition of Pearl Therapeutics	765	8 to 9 years
RSV franchise assets arising from the acquisition of MedImmune	764	5 years
Bydureon intangible assets acquired from BMS	581	10 years
Respiratory intangible assets acquired from Almirall and Actavis	527	4 to 18 years
Onglyza intangible assets acquired from BMS	462	3 years
Roxadustat intangible assets acquired from FibroGen	444	9 years
Other diabetes intangible assets acquired from BMS	391	2 to 5 years
Monalizumab intangible assets acquired from Innate Pharma[1]	344	Not amortised

[1]	Assets in development are not amortised but are tested annually for impairment.

The acquisition of intangible assets relating to DS-1062 in 2020 was assessed under the optional concentration test in IFRS 3 and was determined to be an asset acquisition, as substantially all of the value of the gross assets acquired was concentrated in a single asset.

In assessing whether the intangible assets and associated processes acquired from Daiichi Sankyo in 2019 were a business, we determined that they were not at a stage of readiness to be able to obtain regulatory approval and manufacture and commercialise at scale. The transaction was treated as an asset acquisition.